GOODWILL AND INTANGIBLE ASSETS (Schedule of Significant Goodwill and Intangible Assets) (Details) - Fitzgerald Industries International CGU Trade Name [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Carrying amount of goodwill	$ 12,592	$ 12,592
Discount rate applied (real pre-tax)	20.42%	19.80%
Excess value-in-use over carrying amount	$ 2,385	$ 8,847
EBITDA would need to decrease for an impairment to arise	12.11%	32.60%
Long-term growth rate	2.00%	2.00%